Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Liabilities (Detail) € in Thousands	Jun. 30, 2024 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	€ 216,682
Interest	13,558
Total	230,240
1 July 2024 - 30 June 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	125,828
Interest	4,146
Total	129,974
1 July 2025 - 30 June 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	23,920
Interest	5,584
Total	29,504
1 July 2026 - 30 June 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	41,235
Interest	2,046
Total	43,281
1 July 2027 - 30 June 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	15,062
Interest	1,203
Total	16,265
1 July 2028 - 30 June 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	7,822
Interest	465
Total	8,287
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	2,815
Interest	114
Total	€ 2,929